Cover	Nov. 06, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 06, 2025
Entity Registrant Name	PANGAEA LOGISTICS SOLUTIONS LTD.
Entity Central Index Key	0001606909
Entity Tax Identification Number	98-1205464
Amendment Flag	false
Entity Incorporation, State or Country Code	D0
Entity File Number	001-36798
Entity Address, Address Line One	109 Long Wharf
Entity Address, City or Town	Newport
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02840
City Area Code	401
Local Phone Number	846-7790
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PANL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false